Other liabilities (Standby product loan facilities with various counterparties) (Details) - Product Loan [Member]	Dec. 31, 2025 kg lb	Dec. 31, 2024 kg lb
UF6 conversion services [member]
Quantity of uranium drawn [Line Items]
Product loans drawn	1,285,000	1,567,000
UF6 conversion services [member] | 2026 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn	940,000
UF6 conversion services [member] | 2027 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn	0
UF6 conversion services [member] | 2028 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn	0
UF6 conversion services [member] | 2029 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn	0
UF6 conversion services [member] | 2030 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn	0
UF6 conversion services [member] | Thereafter [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn	345,000
U3O8 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | lb	3,357,000	2,506,000
U3O8 [Member] | 2026 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | lb	408,000
U3O8 [Member] | 2027 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | lb	2,048,000
U3O8 [Member] | Thereafter [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | lb	901,000